Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Feb. 29, 2020 USD ($) shares	Jun. 30, 2021 USD ($) Directors $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Directors $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Directors $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares
Class of Stock [Line Items]
Preferred stock shares issued					0		0		0
Common Class A [Member]
Class of Stock [Line Items]
Common stock par or stated value per share | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001
Common stock shares authorised	200,000,000				200,000,000		200,000,000		200,000,000
Common stock shares issued					0		0		24,893,689
Common stock shares outstanding					0		0		24,893,689
Common Class B [Member]
Class of Stock [Line Items]
Common stock par or stated value per share | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001
Common stock shares authorised	20,000,000				20,000,000		20,000,000		20,000,000
Common stock shares issued					17,250,000		17,250,000		17,250,000
Common stock shares outstanding					17,250,000		17,250,000		17,250,000
Cypress Holdings Inc And Subsidiaries [Member]
Class of Stock [Line Items]
Shares authorized total							5,000,000		5,000,000
Temporary equity shares authorized					1,500,000		1,500,000		1,500,000
Temporary equity par or stated value per share | $ / shares									$ 0.001
Stock issued during the period shares stock options exercised							479		1,398	926	114
Allocated share based compensation | $					$ 2,883	$ 2,271	$ 15,537	$ 5,461	$ 11,336	$ 7,124	$ 7,199
Payment of dividend classified as financing activities | $	$ 134,500										$ 50,000
Preferred stock shares issued					0		0		0	0
Cypress Holdings Inc And Subsidiaries [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock par or stated value per share | $ / shares					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock shares authorised					3,000,000		3,000,000		3,000,000	3,000,000
Common stock shares issued					1,450,978		1,450,978		1,450,978	1,450,978	1,450,978
Common stock shares outstanding					1,450,978		1,450,978		1,450,978	1,450,978	1,450,978
Cypress Holdings Inc And Subsidiaries [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock par or stated value per share | $ / shares					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock shares authorised					500,000		500,000		500,000	500,000
Number of directors the holders of common stock are eligible to vote | Directors					1		1		1
Common stock shares issued					33,178		33,178		29,785	27,967	27,405
Common stock shares outstanding					33,178		33,178		29,785	27,967	27,405
Stock issued during the period shares stock options exercised									1,000
Cypress Holdings Inc And Subsidiaries [Member] | Common Class B [Member] | Executive Officer [Member]
Class of Stock [Line Items]
Stock issued during the period shares stock options exercised		2,595		1,000
Allocated share based compensation | $		$ 8,000		$ 1,600					$ 1,600
Cypress Holdings Inc And Subsidiaries [Member] | Common Class B [Member] | Director [Member]
Class of Stock [Line Items]
Stock issued during the period shares stock options exercised			325
Allocated share based compensation | $			$ 1,000